EMPLOYEE BENEFIT LIABILITIES, NET (Schedule of Plan Assets (Liabilities), Net) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [abstract]
Defined benefit obligation	$ 5,907	$ 5,235
Fair value of plan assets	4,763	4,513
Total liabilities, net	$ 1,144	$ 722